Share Based Compensation - Schedule of Intrinsic Value Per Option at the Date of Grant (Detail) - Employee Stock Option Plan [Member]	12 Months Ended
Mar. 31, 2020 ₨ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options granted	25,760
Option Grants on February 1, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Feb. 01, 2019
No. of options granted	99,000
Deemed fair value of equity shares | ₨ / shares	₨ 763
Valuation used	Market price
Option Grants on March 31, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 31, 2019
No. of options granted	526,124
Deemed fair value of equity shares | ₨ / shares	₨ 779
Valuation used	Market price
Option Grants on July 2, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jul. 02, 2019
No. of options granted	13,760
Deemed fair value of equity shares | ₨ / shares	₨ 778
Valuation used	Market price
Option Grants on March 22, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 22, 2020
No. of options granted	12,000
Deemed fair value of equity shares | ₨ / shares	₨ 1,080
Valuation used	Market price